Disclosure of Operating Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net revenues		$ 2,874	$ 1,687	$ 8,808
Income from right of use	[1]	410	199	456
Management fee and other income	[1]	63	70	75
Adjusted Property EBITDA	[2]	341	(428)	3,193
Share-based compensation, net of amount capitalized	[3],[4]	(10)	(15)	(14)
Corporate expense	[5]	(68)	(45)	(129)
Pre-opening expense		(11)	(11)	(23)
Depreciation and amortization		(733)	(684)	(706)
Net foreign exchange gains/(losses)		(38)	17	35
Impairment loss on property and equipment	[6]	0	0	(65)
Fair value gain on derivative financial instruments		1	0	0
Loss on disposal of property and equipment, investment properties and intangible assets	[7]	(19)	(73)	(16)
Operating (loss) profit		(537)	(1,239)	2,275
Interest income		2	11	38
Finance costs, net of amounts capitalized		(373)	(279)	(280)
Loss on early retirement of debt		(137)	0	0
Profit (Loss) before income tax		(1,045)	(1,507)	2,033
Income tax expense		(3)	(16)	0
Profit (loss) for the period attributable to equity holders of the Company		(1,048)	(1,523)	2,033
Equity-settled share-based payment expense, net of amounts capitalized	[4]	5	9	13
Cash-settled share-based payment expense, net of amounts capitalized	[4]	5	6	1
Royalty fees		43	22	113
Employee benefit expenses		1,049	1,050	1,292
Other support services		62	58	101
Other expenses		72	62	115
Advertising and promotions		42	27	129
Contract labor and services		70	65	152
Utilities and operating supplies		144	116	195
Capital expenditures		640	1,038	754
Total assets		10,094	10,548
Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1,987	1,169	7,018
Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		276	144	731
Mall [Member]
Disclosure of operating segments [line items]
Net revenues	[1],[8]	473	269	531
Rent concessions	[8]	41	215
Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		93	59	298
Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		45	46	230
Corporate expense [Member]
Disclosure of operating segments [line items]
Share-based compensation, net of amount capitalized	[5]	(1)	(2)
Royalty fees		42	22	110
Management fees		4	4	5
Employee benefit expenses		11	10	7
Other support services		4	3	4
Other expenses		7	6	3
Pre-opening expense [Member]
Disclosure of operating segments [line items]
Employee benefit expenses		5	4	9
Other support services		0	0	1
Other expenses		2	1	1
Advertising and promotions		2	2	9
Contract labor and services		1	2	3
Utilities and operating supplies		1	2	0
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	[9]	(15)	(13)	(15)
Elimination of intersegment amounts [member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	[9]	0	0	0
Elimination of intersegment amounts [member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	[9]	0	0	0
Elimination of intersegment amounts [member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues	[1],[8],[9]	(2)	(2)	(1)
Elimination of intersegment amounts [member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	[9]	0	0	0
Elimination of intersegment amounts [member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	[9]	(13)	(11)	(14)
The Venetian Macao [Member]
Disclosure of operating segments [line items]
Net revenues		1,256	738	3,510
Adjusted Property EBITDA	[2]	297	(53)	1,407
Depreciation and amortization		(191)	(181)	(159)
Capital expenditures		71	140	131
Total assets		2,079	2,438
The Venetian Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		944	531	2,875
The Venetian Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		77	46	222
The Venetian Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues	[1],[8]	195	126	254
The Venetian Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		24	14	73
The Venetian Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		16	21	86
The Londoner Macao [Member]
Disclosure of operating segments [line items]
Net revenues		588	297	2,052
Adjusted Property EBITDA	[2]	(84)	(184)	726
Depreciation and amortization		(273)	(230)	(299)
Capital expenditures		538	721	276
Total assets		4,519	4,324
The Londoner Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		396	192	1,541
The Londoner Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		90	42	320
The Londoner Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues	[1],[8]	56	38	71
The Londoner Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		30	17	97
The Londoner Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		16	8	23
The Parisian Macao [Member]
Disclosure of operating segments [line items]
Net revenues		357	259	1,650
Adjusted Property EBITDA	[2]	(17)	(131)	544
Depreciation and amortization		(145)	(163)	(161)
Capital expenditures		4	11	32
Total assets		1,981	2,138
The Parisian Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		244	180	1,376
The Parisian Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		54	33	130
The Parisian Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues	[1],[8]	39	27	53
The Parisian Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		17	14	70
The Parisian Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		3	5	21
The Plaza Macao [Member]
Disclosure of operating segments [line items]
Net revenues		546	265	877
Adjusted Property EBITDA	[2]	219	33	345
Depreciation and amortization		(84)	(71)	(40)
Capital expenditures		19	156	296
Total assets		1,161	1,219
The Plaza Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		298	159	650
The Plaza Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		45	17	41
The Plaza Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues	[1],[8]	184	79	151
The Plaza Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		17	9	31
The Plaza Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		2	1	4
Sands Macao [Member]
Disclosure of operating segments [line items]
Net revenues		122	120	628
Adjusted Property EBITDA	[2]	(69)	(76)	175
Depreciation and amortization		(24)	(27)	(27)
Capital expenditures		7	8	16
Total assets		252	319
Sands Macao [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		105	107	576
Sands Macao [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		10	6	18
Sands Macao [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues	[1],[8]	1	1	3
Sands Macao [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		5	5	27
Sands Macao [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		1	1	4
Ferry and Other Operations [Member]
Disclosure of operating segments [line items]
Net revenues		20	21	106
Adjusted Property EBITDA	[2]	(5)	(17)	(4)
Depreciation and amortization		(16)	(12)	(20)
Capital expenditures		1	2	3
Total assets		102	110
Ferry and Other Operations [Member] | Casino [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0	0	0
Ferry and Other Operations [Member] | Rooms [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0	0	0
Ferry and Other Operations [Member] | Mall [Member]
Disclosure of operating segments [line items]
Net revenues	[1],[8]	0	0	0
Ferry and Other Operations [Member] | Food and Beverage [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		0	0	0
Ferry and Other Operations [Member] | Convention, Ferry, Retail and Other [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers		$ 20	$ 21	$ 106

[1]	Of this amount, US$456 million and US$75 million for the year ended December 31, 2019, US$199 million and US$70 million for the year ended December 31, 2020, and US$410 million and US$63 million for the year ended December 31, 2021 were related to income from right-of-use and management fee and other, respectively. Income from right-of-use is recognized in accordance with IFRS 16 Leases and all other revenues are recognized in accordance with IFRS 15 Revenue from contracts with customers.
[2]	Adjusted property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Integrated resort companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their properties on a more stand-alone basis, integrated resort companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments, debt principal repayments and income taxes, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
[3]	Share-based compensation of US$1 million, US$1 million and less than US$1 million was capitalized during the years ended December 31, 2019, 2020 and 2021, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 26 to the consolidated financial statements.
[4]	The amount comprised of US$13 million, US$9 million and US$5 million equity-settled share-based payment expense, net of amounts capitalized and US$1 million, US$6 million and US$5 million cash-settled share-based payment expense, net of amounts capitalized for the years ended December 31, 2019, 2020 and 2021, respectively.
[5]	The share-based payment expense for exclusion in the above corporate expense was negligible for the year ended December 31, 2019. The share-based payment expenses excluded for the years ended December 31, 2020, and 2021 were US$2 million and US$1 million, respectively,
[6]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(d).
[7]	Loss on disposal of property and equipment, investment properties and intangible assets for the years ended December 31, 2020 and 2021 included demolition cost of US$34 million and US$11 million, respectively, primarily related to The Londoner Macao project.
[8]	For the years ended December 31, 2020 and 2021, rent concessions of US$215 million and US$41 million, respectively, were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.
[9]	Inter-segment revenues are charged at prevailing market rates.